Shareholders' Deficit - Schedule of Weighted Average Assumptions Used to Determine Fair Value of Stock Options (Detail)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	7 years	7 years	7 years
Volatility	57.47%	57.19%	55.43%
Risk-free interest rate	1.54%	2.53%	2.44%
Dividend yield	0.00%	0.00%	0.00%
Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	3 years 8 months 12 days	4 years 4 months 24 days	5 years 1 month 6 days
Volatility	55.47%	62.60%	66.53%
Risk-free interest rate	0.51%	0.91%	1.56%
Dividend yield	0.00%	0.00%	0.00%